Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

FundsManager 50% Portfolio

September 30, 2020

VF50-QTLY-1120
1.837320.114

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Fidelity Commodity Strategy Fund (a)	1,226,913	$8,919,656
Fidelity Contrafund (a)	3,800,331	63,389,527
Fidelity Emerging Asia Fund (a)	307,119	19,093,564
Fidelity Emerging Markets Discovery Fund (a)	1,540,263	21,609,884
Fidelity Emerging Markets Fund (a)	1,831,666	72,259,215
Fidelity Equity-Income Fund (a)	1,725,467	95,349,297
Fidelity Europe Fund (a)	799,681	29,572,208
Fidelity Global Commodity Stock Fund (a)	2,310,582	25,208,449
Fidelity Gold Portfolio (a)	2,350,237	76,288,677
Fidelity International Capital Appreciation Fund (a)	2,723,879	68,396,592
Fidelity International Discovery Fund (a)	1,403,497	66,890,688
Fidelity International Enhanced Index Fund (a)	6,166,268	55,434,749
Fidelity International Small Cap Fund (a)	1,249,758	32,006,290
Fidelity International Small Cap Opportunities Fund (a)	1,560,774	33,353,743
Fidelity International Value Fund (a)	5,804,327	41,733,113
Fidelity Japan Fund (a)	3,456,073	61,207,057
Fidelity Japan Smaller Companies Fund (a)	4,031,087	69,092,826
Fidelity Large Cap Value Enhanced Index Fund (a)	3,174,655	38,921,265
Fidelity Low-Priced Stock Fund (a)	2,416,702	104,304,864
Fidelity Overseas Fund (a)	5,700,690	304,473,851
Fidelity Pacific Basin Fund (a)	781,376	30,973,759
Fidelity Real Estate Investment Portfolio (a)	194,383	7,359,355
Fidelity Stock Selector All Cap Fund (a)	32,255,618	1,666,325,214
Fidelity U.S. Low Volatility Equity Fund (a)	9,971,643	101,311,897
Fidelity Value Discovery Fund (a)	1,601,514	43,849,449
TOTAL EQUITY FUNDS
(Cost $2,696,996,616)		3,137,325,189

Fixed-Income Funds - 38.2%
Fidelity High Income Fund (a)	7,857,847	66,163,075
Fidelity Inflation-Protected Bond Index Fund (a)	27,915,770	306,515,155
Fidelity New Markets Income Fund (a)	3,323,684	47,561,923
Fidelity U.S. Bond Index Fund (a)	134,298,520	1,684,103,434
TOTAL FIXED-INCOME FUNDS
(Cost $1,917,982,832)		2,104,343,587

Money Market Funds - 4.5%
Fidelity Cash Central Fund 0.10% (b)
(Cost $247,206,969)	247,158,365	247,207,797
	Principal Amount	Value

U.S. Treasury Obligations - 0.5%
U.S. Treasury Bills, yield at date of purchase 0.09% to 0.14% 10/15/20 to 12/24/20 (c)
(Cost $26,755,639)	26,760,000	26,755,520
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,888,942,056)		5,515,632,093
NET OTHER ASSETS (LIABILITIES) - 0.0%		(2,165,294)
NET ASSETS - 100%		$5,513,466,799

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	607	Dec. 2020	$56,244,620	$(1,067,759)	$(1,067,759)
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,146	Dec. 2020	192,069,600	(1,870,337)	(1,870,337)
JPN Nikkei 225 Index(OSE) Contracts (Japan)	119	Dec. 2020	26,166,121	(171,843)	(171,843)
TOTAL FUTURES CONTRACTS					$(3,109,939)

The notional amount of futures purchased as a percentage of Net Assets is 1%

The notional amount of futures sold as a percentage of Net Assets is 4%

Legend

 (a) Affiliated Fund

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $23,276,196.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	368,541
Total	$368,541

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Commodity Strategy Fund	$10,220,184	$--	$--	$--	$--	$(1,300,528)	$8,919,656
Fidelity Contrafund	82,972,985	1,574,078	34,236,221	579,154	3,719,573	9,359,112	63,389,527
Fidelity Emerging Asia Fund	14,440,302	13,340	513,125	--	53,245	5,099,802	19,093,564
Fidelity Emerging Markets Discovery Fund	23,240,771	21,217	876,740	--	(133,720)	(641,644)	21,609,884
Fidelity Emerging Markets Fund	96,594,267	91,832	31,148,576	--	2,846,531	3,875,161	72,259,215
Fidelity Equity-Income Fund	84,762,100	32,785,416	14,886,604	915,259	(1,659,359)	(5,652,256)	95,349,297
Fidelity Europe Fund	37,127,713	2,426,275	9,020,059	--	(1,114,741)	153,020	29,572,208
Fidelity Global Commodity Stock Fund	33,832,048	120,672	3,571,128	--	(871,155)	(4,301,988)	25,208,449
Fidelity Gold Portfolio	82,267,597	740,415	34,848,795	535,739	10,476,421	17,653,039	76,288,677
Fidelity High Income Fund	--	65,059,092	4,244,224	1,347,134	149,716	5,198,491	66,163,075
Fidelity Inflation-Protected Bond Index Fund	279,161,775	43,145,367	39,596,486	612,206	409,564	23,394,935	306,515,155
Fidelity International Capital Appreciation Fund	24,027,130	38,475,414	4,232,231	--	(3,780)	10,130,059	68,396,592
Fidelity International Discovery Fund	31,736,858	32,619,441	4,674,384	--	(72,465)	7,281,238	66,890,688
Fidelity International Enhanced Index Fund	72,171,890	4,688,631	14,578,787	--	(3,326,109)	(3,520,876)	55,434,749
Fidelity International Small Cap Fund	41,101,797	2,631,988	7,267,699	--	(902,887)	(3,556,909)	32,006,290
Fidelity International Small Cap Opportunities Fund	40,064,633	2,635,540	9,214,584	--	1,175,943	(1,307,789)	33,353,743
Fidelity International Value Fund	52,384,726	3,555,083	6,521,594	--	(1,659,888)	(6,025,214)	41,733,113
Fidelity Investments Money Market Prime Reserves Portfolio Institutional Class 0.01%	186,642,484	1,478,509	188,195,027	832,921	86,150	(12,116)	--
Fidelity Japan Fund	95,382,678	267,898	37,358,705	--	2,905,460	9,726	61,207,057
Fidelity Japan Smaller Companies Fund	81,639,797	--	11,449,550	--	(2,177,301)	1,079,880	69,092,826
Fidelity Large Cap Value Enhanced Index Fund	15,723,015	29,313,064	5,702,366	--	(769,971)	357,523	38,921,265
Fidelity Long-Term Treasury Bond Index Fund	56,544,597	822,965	67,877,798	727,166	17,058,275	(6,548,039)	--
Fidelity Low-Priced Stock Fund	75,831,642	54,107,255	16,300,056	4,808,930	(3,055,897)	(6,278,080)	104,304,864
Fidelity Mega Cap Stock Fund	126,409,531	180,619	104,432,855	--	(31,524,882)	9,367,587	--
Fidelity New Markets Income Fund	53,559,909	1,730,454	5,020,533	1,575,193	(453,166)	(2,254,741)	47,561,923
Fidelity Overseas Fund	327,764,704	24,872,559	51,663,802	--	(194,374)	3,694,764	304,473,851
Fidelity Pacific Basin Fund	21,042,974	7,999,061	2,432,843	--	(92,447)	4,457,014	30,973,759
Fidelity Real Estate Investment Portfolio	55,585,013	317,174	35,804,801	247,484	(10,114,287)	(2,623,744)	7,359,355
Fidelity Stock Selector All Cap Fund	1,682,211,189	50,806,890	192,881,693	--	4,726,614	121,462,214	1,666,325,214
Fidelity U.S. Bond Index Fund	1,829,513,098	147,633,632	385,106,874	28,690,439	12,385,933	79,677,645	1,684,103,434
Fidelity U.S. Low Volatility Equity Fund	--	101,723,562	8,755,479	32,112	466,216	7,877,598	101,311,897
Fidelity Value Discovery Fund	39,745,529	15,027,255	7,073,086	276,900	(429,425)	(3,420,824)	43,849,449
	$5,653,702,936	$666,864,698	$1,339,486,705	$41,180,637	$(2,096,213)	$262,684,060	$5,241,668,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses third party pricing vendors approved by the Board of Trustees (the Board) to value its investments. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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